BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－ 11 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of	As of
	repayments	interest rate	Dec 31, 2024	Dec 31, 2025
			S$’000	S$’000

Term loans	Within 5 years	3.0%	175	-
Bills payable (Note a)			23,158	16,953
			23,333	16,953
Total:
Representing:-
Within 12 months			23,333	16,953
Over 1 year			-	-

			23,333	16,953

Note a: These bills payable are short-term credit facilities granted by local banks to us in the amount of up to in aggregate of S$23.5 million and is up to 180 days for financing the purchase of equipment and machinery.

As of December 31, 2024, term loan was obtained from a financial institution in Singapore, which bear annual interest at a fixed rate at 3.0% and are repayable within 5 years. Term loan was fully repaid as at December 31, 2025.

The company’s bank borrowing and banker’s guarantee of S$749,960 (2024: S$411,740) are guaranteed under a personal guarantee from Mr Jison Lim and under a corporate guarantee from Ten-League Corporations Pte Ltd.